Earnings Per Share - Additional Information (Detail) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity [Abstract]
Diluted earnings per share, share options		23		27	15
Profit for the year	[2]	£ 2,032	[1]	£ 1,908	£ 2,466
Profit (loss), attributable to non-controlling interests		£ 4		£ 1	£ 7

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.